Shareholder Report, Holdings (Details) - C000222207 [Member]	Sep. 30, 2024
Global ETFs [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.30%
Fixed Income ETFs [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
Commodity ETFs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%